Trade Accounts and Other Payables (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Trade Accounts and Other Payables [Abstract]
Creditors	$ 4,636	$ 5,710
Insurances	108	162
Other	33	107
Total	$ 4,777	$ 5,979